Income taxes - Narrative (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 100,539,000	$ 139,664,000
Current income tax expense relating to changes in tax laws	0	11,400,000
Net deferred tax asset	54,814,000	58,044,000
Cash and cash equivalents	213,831,000	184,091,000	$ 165,872,000
Operating tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	367,352,000	387,684,000
Deferred tax asset Is recognised from loss	289,976,000	290,244,000
Non-operating tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	471,772,000	497,277,000
Net deferred tax asset	4,349,000	4,371,000
Deferred tax asset Is recognised from loss	18,151,000	18,246,000
Unrecognized losses	453,621,000	479,031,000
Expiring at various dates up to 2038 | Operating tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	37,480,000	53,382,000
Unrecognized losses	29,287,000	26,601,000
No expiry dates | Operating tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	329,872,000	334,302,000
Unrecognized losses	48,089,000	70,839,000
Germany
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	18,500,000
U.S.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Adjustments for income tax recovery		34,100,000
Income tax expense, adjustments for revaluation of deferred tax assets and liabilities		45,500,000
Current income tax expense relating to changes in tax laws		11,400,000
Foreign countries | Subsidiaries
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Cash and cash equivalents	149,121,000	142,414,000
Undistributed earnings from foreign subsidiaries for which deferred tax liabilities have not been recorded	$ 4,457,906,000	$ 3,605,464,000